Equity (Statutory Income - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount	$ (1)	$ 143